Segment information - Geographic (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Geographical information
Net sales	€ 23,147	€ 23,641	€ 12,560
Non-current assets	11,072	12,941
FINLAND
Geographical information
Net sales	1,698	1,138	1,100
Non-current assets	1,437	726
UNITED STATES
Geographical information
Net sales	5,991	6,639	1,498
Non-current assets	6,132	7,946
CHINA
Geographical information
Net sales	2,082	2,248	1,329
Non-current assets	377	458
INDIA
Geographical information
Net sales	1,455	1,288	1,098
Non-current assets	125	130
FRANCE
Geographical information
Net sales	1,295	1,055	207
Non-current assets	1,949	2,369
JAPAN
Geographical information
Net sales	759	631	892
UNITED KINGDOM
Geographical information
Net sales	637	718	394
GERMANY
Geographical information
Net sales	523	568	312
ITALY
Geographical information
Net sales	514	519	355
SAUDI ARABIA
Geographical information
Net sales	499	566	380
Other countries
Geographical information
Net sales	7,694	8,271	€ 4,995
Non-current assets	€ 1,052	€ 1,312